Document And Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document And Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38164
Entity Registrant Name	Caledonia Mining Corp Plc
Current Fiscal Year End Date	--12-31
Entity Incorporation, State or Country Code	Y9
Entity Address, Address Line One	2 Mulcaster Street
Entity Address, City or Town	St Helier
Entity Address, Country	JE
Entity Address, Postal Zip Code	JE2 3NJ
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	CMCL
Security Exchange Name	NYSEAMER
Entity Common Stock, Shares Outstanding	19,304,784
Entity Central Index Key	0000766011
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Name	BDO South Africa Incorporated
Auditor Location	Johannesburg, Gauteng, South Africa
Auditor Firm ID	1368
Amendment Flag	false
Business Contact
Document And Entity Information
Entity Address, Address Line One	2 Mulcaster Street
Entity Address, City or Town	St Helier
Entity Address, Country	JE
Entity Address, Postal Zip Code	JE2 3NJ
Contact Personnel Name	R.I. Jerrard
City Area Code	+44
Local Phone Number	1534 679 800
Contact Personnel Email Address	rjerrard@caledoniamining.com